[logo] PIONEER Investments(R)


	                                   April 1, 2015


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549


	Re:	Pioneer Series Trust II (the "Trust")
	        (File Nos. 333-110037 and 811-21460)
		CIK No.0001265389

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of the prospectuses and statements of additional information for Pioneer AMT-Free Municipal Fund and Pioneer Select Mid Cap Growth Fund, each a series of the Trust, that would have been filed by the Trust under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 32 to the Trust's Registration Statement on
Form N-1A, filed electronically with the Commission on March 27, 2015 (Accession No. 0001265389-15-000007).

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                              /s/ Eugenio Martinez
                                                  Eugenio Martinez
                                                  Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."